Schedule IV - Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct gross premiums written									$ 19,039	$ 0	$ 0
Ceded to other companies	$ 17,090	$ 8,286	$ 18,423	$ 2,545	$ 4,459	$ 1,928	$ 2,744	$ 2,245	46,344	11,376	4,169
Assumed from other companies									569,501	668,414	650,187
Net premiums written	$ 173,268	$ 116,451	$ 129,317	$ 123,160	$ 186,744	$ 182,928	$ 146,291	$ 141,075	542,196	657,038	646,018
Property and Casualty Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct gross premiums written									19,039	0	0
Ceded to other companies									46,344	11,376	4,169
Assumed from other companies									569,501	668,414	650,187
Net premiums written									$ 542,196	$ 657,038	$ 646,018
Percentage of amount assumed to net									95.00%	98.00%	99.00%